THE COLUMBIA FUNDS

                      SUPPLEMENT TO THE CURRENT PROSPECTUS

                      FOR EACH FUND'S CLASS A, B & C SHARES

     This supplement applies to the "Funds" and "Trusts" listed below. That list also identifies each Fund as an "Equity Fund," a "Fixed Income Fund," a "Short-Intermediate Fixed Income Fund" or a "Short-Term Fixed Income Fund." This supplement is effective on the date of the name changes and product and services changes referenced below, currently expected to be August 22, 2005.

     1. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

     2. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class A shares applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.

     3. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Please see the Statement of Additional Information for more details on investment minimums.

     4. The call-out box entitled "Choosing a Share Class" is revised in its entirety as follows:

Choosing a Share Class

The Fund offers three classes of shares in this prospectus -- Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.








SUP-47/89572-0805                                               August 19, 2005

     5. The table entitled "Class A Sales Charges" is replaced in its entirety as follows:


     For Fixed Income Funds (other than Columbia Money Market Fund and Columbia Municipal Money Market Fund):


  Class A Sales Charges

                                                As a % of the                        % of offering price
                                                   public         As a % of your    retained by financial
   Amount purchased                            offering price       investment             advisor
   Less than $50,000                                4.75               4.99                  4.25
   ------------------------------------------- ---------------- ------------------- -----------------------
   $50,000 to less than $100,000                    4.50               4.71                  4.00
   ------------------------------------------- ---------------- ------------------- -----------------------
   ------------------------------------------- ---------------- ------------------- -----------------------
   $100,000 to less than $250,000                   3.50               3.63                  3.00
   ------------------------------------------- ---------------- ------------------- -----------------------
   ------------------------------------------- ---------------- ------------------- -----------------------
   $250,000 to less than $500,000                   2.50               2.56                  2.25
   ------------------------------------------- ---------------- ------------------- -----------------------
   ------------------------------------------- ---------------- ------------------- -----------------------
   $500,000 to less than $1,000,000                 2.00               2.04                  1.75
   ------------------------------------------- ---------------- ------------------- -----------------------
   ------------------------------------------- ---------------- ------------------- -----------------------
   $1,000,000 or more                               0.00               0.00                  0.00
   ------------------------------------------- ---------------- ------------------- -----------------------


         For Short-Intermediate Fixed Income Funds:



  Class A Sales Charges

   Amount purchased                             As a % of the     As a % of your     % of offering price
                                                   public                           retained by financial
                                               offering price       investment             advisor
   Less than $100,000                               3.25               3.36                  3.00
   ------------------------------------------- ---------------- ------------------- -----------------------
   ------------------------------------------- ---------------- ------------------- -----------------------
   $100,000 to less than $250,000                   2.50               2.56                  2.25
   ------------------------------------------- ---------------- ------------------- -----------------------
   ------------------------------------------- ---------------- ------------------- -----------------------
   $250,000 to less than $500,000                   2.00               2.04                  1.75
   ------------------------------------------- ---------------- ------------------- -----------------------
   ------------------------------------------- ---------------- ------------------- -----------------------
   $500,000 to less than $1,000,000                 1.50               1.52                  1.25
   ------------------------------------------- ---------------- ------------------- -----------------------
   ------------------------------------------- ---------------- ------------------- -----------------------
   $1,000,000 or more                               0.00               0.00                  0.00
   ------------------------------------------- ---------------- ------------------- -----------------------


         For Short-Term Fixed Income Funds:



  Class A Sales Charges

   Amount purchased                             As a % of the     As a % of your     % of offering price
                                                   public                           retained by financial
                                               offering price       investment             advisor
   Less than $100,000                               1.00               1.01                  0.75
   ------------------------------------------- ---------------- ------------------- -----------------------
   ------------------------------------------- ---------------- ------------------- -----------------------
   $100,000 to less than $250,000                   0.75               0.76                  0.50
   ------------------------------------------- ---------------- ------------------- -----------------------
   ------------------------------------------- ---------------- ------------------- -----------------------
   $250,000 to less than $1,000,000                 0.50               0.50                  0.40
   ------------------------------------------- ---------------- ------------------- -----------------------
   ------------------------------------------- ---------------- ------------------- -----------------------
   $1,000,000 or more                               0.00               0.00                  0.00
   ------------------------------------------- ---------------- ------------------- -----------------------


     6. The paragraph immediately following the table entitled "Class A Sales Charges" is revised in its entirety as follows:

Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


     7. For all Funds (other than Columbia Large Company Index Fund, Columbia Small Company Index Fund and Columbia U.S. Treasury Index Fund), the table entitled "Purchases Over $1 Million" for Class A shares is replaced in its entirety as follows:



  Purchases Over $1 Million

  Amount purchased                                                            Commission %
  ======================================================
  Less than $3 million                                                            1.00
  ------------------------------------------------------ --------------------------------------------------------
  ------------------------------------------------------ --------------------------------------------------------
  $3 million to less than $50 million                                             0.50
  ------------------------------------------------------ --------------------------------------------------------
  ------------------------------------------------------ --------------------------------------------------------
  $50 million or more                                                             0.25
  ======================================================


For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

     8. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

         A.        What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

Statement of Intent You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

         B.       What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

o        Individual accounts

o        Joint accounts
o        Certain IRA accounts
o        Certain trusts
o        UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

C.       How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

D.       How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.


     9. All disclosure related to Class B Sales Charges under the section entitled "Sales Charges" is revised in its entirety as follows:

Class B shares Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

         For all Funds (other than the Short-Intermediate Fixed Income Funds):



Purchases of less than $50,000

  Class B Sales Charges

   Holding period after purchase                                            % deducted when
                                                                            shares are sold
   Through first year                                                            5.00
   ----------------------------------------------------- ------------------------------------------------------
   ----------------------------------------------------- ------------------------------------------------------
   Through second year                                                           4.00
   ----------------------------------------------------- ------------------------------------------------------
   ----------------------------------------------------- ------------------------------------------------------
   Through third year                                                            3.00
   ----------------------------------------------------- ------------------------------------------------------
   ----------------------------------------------------- ------------------------------------------------------
   Through fourth year                                                           3.00
   ----------------------------------------------------- ------------------------------------------------------
   ----------------------------------------------------- ------------------------------------------------------
   Through fifth year                                                            2.00
   ----------------------------------------------------- ------------------------------------------------------
   ----------------------------------------------------- ------------------------------------------------------
   Through sixth year                                                            1.00
   ----------------------------------------------------- ------------------------------------------------------
   ----------------------------------------------------- ------------------------------------------------------
   Longer than six years                                                         0.00


Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

         For Short-Intermediate Fixed Income Funds:



Purchases of less than $50,000

  Class B Sales Charges

                                                                     % deducted when
   Holding period after purchase                                     shares are sold
   Through first year                                                      3.00
   ------------------------------------------------- -------------------------------------------------
   ------------------------------------------------- -------------------------------------------------
   Through second year                                                     3.00
   ------------------------------------------------- -------------------------------------------------
   ------------------------------------------------- -------------------------------------------------
   Through third year                                                      2.00
   ------------------------------------------------- -------------------------------------------------
   ------------------------------------------------- -------------------------------------------------
   Through fourth year                                                     1.00
   ------------------------------------------------- -------------------------------------------------
   ------------------------------------------------- -------------------------------------------------
   Through fifth year                                                      0.00
   ------------------------------------------------- -------------------------------------------------
   ------------------------------------------------- -------------------------------------------------
   Through sixth year                                                      0.00
   ------------------------------------------------- -------------------------------------------------
   ------------------------------------------------- -------------------------------------------------
   Longer than six years                                                   0.00



Commission to financial advisors is 2.75%.
Automatic conversion to Class A shares occurs eight years after purchase.

     10. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.




COLUMBIA FUNDS TRUST I                                            COLUMBIA FUNDS TRUST VI
Columbia High Yield Opportunity Fund (b)                          Columbia Growth & Income Fund (a)
Columbia Strategic Income Fund (b)                                Columbia Small Cap Value Fund (a)
Columbia Tax-Managed Growth Fund (a)
Columbia Tax-Managed Growth Fund II (a)                           COLUMBIA FUNDS TRUST VII
Columbia Tax-Managed Value Fund (a)                               Columbia Newport Tiger Fund (a)

COLUMBIA FUNDS TRUST II                                           COLUMBIA FUNDS TRUST VIII
Columbia Newport Greater China Fund (a)                           Columbia Income Fund (b)
Columbia Money Market Fund (b)                                    Columbia Intermediate Bond Fund (c)

COLUMBIA FUNDS TRUST III                                          COLUMBIA FUNDS TRUST IX
Columbia Mid Cap Value Fund (a)                                   Columbia High Yield Municipal Fund (b)
Columbia Liberty Fund (a)                                         Columbia Managed Municipals Fund (b)
Columbia Global Equity Fund (a)
Columbia Federal Securities Fund (b)                              COLUMBIA FUNDS TRUST XI
Columbia Quality Plus Bond Fund (b)                               Columbia Young Investor Fund (a)
Columbia Intermediate Government Income Fund (b)                  Columbia Growth Stock Fund (a)
                                                                  Columbia Asset Allocation Fund (a)
COLUMBIA FUNDS TRUST IV                                           Columbia Dividend Income Fund (a)
Columbia Tax-Exempt Fund (b)                                      Columbia Large Cap Core Fund (a)
Columbia Tax-Exempt Insured Fund (b)                              Columbia Large Cap Growth Fund (a)
Columbia Utilities Fund (a)                                       Columbia Disciplined Value Fund (a)
Columbia Municipal Money Market Fund (b)                          Columbia Small Cap Fund (a)
                                                                  Columbia Small Company Equity Fund (a)
COLUMBIA FUNDS TRUST V
Columbia California Tax-Exempt Fund (b)                           Fund Key
Columbia Connecticut Tax-Exempt Fund (b)                          (a) = Equity
Columbia Massachusetts Tax-Exempt Fund (b)                        (b) = Fixed Income
Columbia New York Tax-Exempt Fund (b)                             (c) = Short-Intermediate Fixed Income
Columbia Large Company Index Fund (a)                             (d) = Short-Term Fixed Income
Columbia U.S. Treasury Index Fund   (b)
Columbia Small Company Index Fund (a)
Columbia Intermediate Tax-Exempt Bond Fund (c)
Columbia Massachusetts Intermediate Municipal Bond Fund (c)
Columbia Connecticut Intermediate Municipal Bond Fund (c)
Columbia New Jersey Intermediate Municipal Bond Fund (c)
Columbia New York Intermediate Municipal Bond Fund (c)
Columbia Rhode Island Intermediate Municipal Bond Fund (c)
Columbia Florida Intermediate Municipal Bond Fund (c)
Columbia Pennsylvania Intermediate Municipal Bond Fund (c)

Columbia Balanced Fund, Inc. (a)
Columbia Fixed Income Securities Fund, Inc. (b)
Columbia High Yield Fund, Inc. (b)
Columbia International Stock Fund, Inc. (a)
Columbia Oregon Municipal Bond Fund, Inc. (c)
Columbia Real Estate Equity Fund, Inc. (a)
Columbia Short Term Bond Fund, Inc. (b)
Columbia Mid Cap Growth Fund, Inc. (a)
Columbia Strategic Investor Fund, Inc. (a)
Columbia Technology Fund, Inc. (a)

                               THE COLUMBIA FUNDS

                      SUPPLEMENT TO THE CURRENT PROSPECTUS

                       FOR EACH FUND'S CLASS T & G SHARES

     This supplement applies to the "Funds" and "Trusts" listed below. This supplement is effective on the date of the name changes and product and services changes referenced below, currently expected to be August 22, 2005

     1. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

     2. The footnotes to the table entitled "Shareholder Fees" are revised to provide that the contingent deferred sales charge ("CDSC") applicable to Class T shares applies only to certain Class T shares bought without an initial sales charge that are sold within 12 months of purchase.

     3. The section entitled "Investment Minimums" is revised in its entirety as follows:

The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For investors establishing an automatic investment plan, the initial investment minimum is $50. For participants in certain retirement plans, the initial investment minimum is $25. There is no minimum initial investment for wrap accounts. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).

Please see the Statement of Additional Information for more details on investment minimums.

     4. The paragraph immediately following the table entitled "Class T Sales Charges" is revised in its entirety as follows:

Class T shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


     5. For all Funds, the table entitled "Purchases Over $1 Million" for Class T shares is replaced in its entirety as follows:



  Purchases Over $1 Million

  Amount purchased                                                            Commission %

  Less than $3 million                                                            1.00
  ------------------------------------------------------ --------------------------------------------------------
  ------------------------------------------------------ --------------------------------------------------------
  $3 million to less than $50 million                                             0.50
  ------------------------------------------------------ --------------------------------------------------------
  ------------------------------------------------------ --------------------------------------------------------
  $50 million or more                                                             0.25
  ======================================================


SUP-47/90300-0805                                               August 19, 2005

For certain group retirement plans, financial advisors will receive a 1% commission from the distributor on all purchases less than $3 million.

     6. The section entitled "Reduced Sales Charges for Larger Investments" is revised in its entirety as follows:

A.       What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.

Rights of Accumulation The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.

Statement of Intent You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

B.       What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

o        Individual accounts
o        Joint accounts
o        Certain IRA accounts
o        Certain trusts
o        UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.

C.       How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

D.       How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, though fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

     7. Under the section entitled "Sales Charges," the "Class G Sales Charges" table is revised in its entirety as follows:



         Purchases of less than $50,000

  Class G Sales Charges

   Holding period after purchase                                            % deducted when
                                                                            shares are sold
   Through first year                                                            5.00
   ----------------------------------------------------- ------------------------------------------------------
   ----------------------------------------------------- ------------------------------------------------------
   Through second year                                                           4.00
   ----------------------------------------------------- ------------------------------------------------------
   ----------------------------------------------------- ------------------------------------------------------
   Through third year                                                            4.00
   ----------------------------------------------------- ------------------------------------------------------
   ----------------------------------------------------- ------------------------------------------------------
   Through fourth year                                                           4.00
   ----------------------------------------------------- ------------------------------------------------------
   ----------------------------------------------------- ------------------------------------------------------
   Through fifth year                                                            3.00
   ----------------------------------------------------- ------------------------------------------------------
   ----------------------------------------------------- ------------------------------------------------------
   Through sixth year                                                            2.00
   ----------------------------------------------------- ------------------------------------------------------
   ----------------------------------------------------- ------------------------------------------------------
   Through seventh year                                                          1.00
   ----------------------------------------------------- ------------------------------------------------------
   ----------------------------------------------------- ------------------------------------------------------
   Longer than seven years                                                       0.00
   ----------------------------------------------------- ------------------------------------------------------


     8. The instructions with respect to redemptions by systematic withdrawal plan in the table under the section "How to Sell Shares" are revised in their entirety as follows:

You may automatically sell a specified dollar amount or percentage of your account on a monthly, quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum account balance requirement has been waived for wrap accounts. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

COLUMBIA FUNDS TRUST III
Columbia Intermediate Government Income Fund
Columbia Quality Plus Bond Fund

COLUMBIA FUNDS TRUST VII
Columbia Newport Tiger Fund*

COLUMBIA FUNDS TRUST V
Columbia Intermediate Tax-Exempt Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond

COLUMBIA FUNDS TRUST XI
Columbia Asset Allocation Fund
Columbia Dividend Income Fund
Columbia Large Cap Growth Fund
Columbia Disciplined Value Fund
Columbia Small Cap Fund
Columbia Large Cap Core Fund
Columbia Small Company Equity Fund

Columbia Short Term Bond Fund, Inc.
Columbia Mid Cap Growth Fund, Inc.
Columbia International Stock Fund, Inc.**

* Only the Class T share changes discussed in this supplement apply to Columbia Newport Tiger Fund, as the Fund offers Class T shares, but not Class G shares.

**Only the Class G share changes discussed in this supplement apply to Columbia International Stock Fund, Inc., as the Fund offers Class G shares, but not Class T shares.

                               THE COLUMBIA FUNDS

                      SUPPLEMENT TO THE CURRENT PROSPECTUS

                         FOR EACH FUND'S CLASS Z SHARES

     This supplement applies to the "Funds" and "Trusts" listed below. This supplement is effective on the date of the name changes and product and services changes referenced below, currently expected to be August 22, 2005.

     1. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.

     2. The section entitled "Eligible Investors" is revised in its entirety as follows:

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.

Important Things to Consider When Deciding on a Class of Shares:

Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.

Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.

Eligible Investors and their applicable investment minimums are as follows:

No minimum initial investment

     o Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

     o Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other

SUP-47/89661-0805                                               August 19, 2005
     entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of a Fund's transfer agent;

     o Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or

     o Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.


$1,000 minimum initial investment

     o Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (CMD) (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by CMD;

     o Any trustee or director (or family member of a trustee or director) of any fund distributed by CMD;

     o Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

     o Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

     o Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

     o Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $25 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



COLUMBIA FUNDS TRUST I                                            COLUMBIA FUNDS TRUST VI
Columbia High Yield Opportunity Fund                              Columbia Growth & Income Fund
Columbia Strategic Income Fund                                    Columbia Small Cap Value Fund
Columbia Tax-Managed Growth Fund
Columbia Tax-Managed Growth Fund II                               COLUMBIA FUNDS TRUST VII
Columbia Tax-Managed Value Fund                                   Columbia Newport Tiger Fund

COLUMBIA FUNDS TRUST II                                           COLUMBIA FUNDS TRUST VIII
Columbia Newport Greater China Fund                               Columbia Income Fund
Columbia Money Market Fund                                        Columbia Intermediate Bond Fund

COLUMBIA FUNDS TRUST III                                          COLUMBIA FUNDS TRUST IX
Columbia Mid Cap Value Fund                                       Columbia High Yield Municipal Fund
Columbia Liberty Fund                                             Columbia Managed Municipals Fund
Columbia Federal Securities Fund
Columbia Quality Plus Bond Fund                                   COLUMBIA FUNDS TRUST XI
Columbia Intermediate Government Income Fund                      Columbia Young Investor Fund
                                                                  Columbia Growth Stock Fund
COLUMBIA FUNDS TRUST IV                                           Columbia Asset Allocation Fund
Columbia Utilities Fund                                           Columbia Dividend Income Fund
Columbia Municipal Money Market Fund                              Columbia Large Cap Core Fund
                                                                  Columbia Large Cap Growth Fund
COLUMBIA FUNDS TRUST V                                            Columbia Disciplined Value Fund
Columbia Large Company Index Fund                                 Columbia Small Cap Fund
Columbia U.S. Treasury Index Fund                                 Columbia Small Company Equity Fund
Columbia Small Company Index Fund
Columbia Intermediate Tax-Exempt Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Pennsylvania Intermediate Municipal Bond Fund

Columbia Balanced Fund, Inc.
Columbia Daily Income Company
Columbia Fixed Income Securities Fund, Inc.
Columbia High Yield Fund, Inc.
Columbia International Stock Fund, Inc.
Columbia Oregon Municipal Bond Fund, Inc.
Columbia Real Estate Equity Fund, Inc.
Columbia Short Term Bond Fund, Inc.
Columbia Small Cap Growth Fund, Inc.
Columbia Mid Cap Growth Fund, Inc.
Columbia Strategic Investor Fund, Inc.
Columbia Technology Fund, Inc.


     This supplement applies to the "Funds" and "Trusts" listed below. This supplement is effective on the date of the name changes and product and services changes referenced below, currently expected to be August 22, 2005.

                               THE COLUMBIA FUNDS
                        SUPPLEMENT TO EACH FUND'S CURRENT
                       STATEMENT OF ADDITIONAL INFORMATION

     1. Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Management Distributors, Inc. (CMD) and Columbia Management Services, Inc. (CMS), respectively.

     2. The section entitled "Programs for Reducing or Eliminating Sales Charges" is revised in its entirety as follows:

Rights of Accumulation (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

     1. the current purchase; and

     2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor (Funds) held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

Statement of Intent (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

SUP-47/90028-0805                                               August 19, 2005



Net Asset Value Eligibility Guidelines (in this section, the "Advisor" refers to Columbia Management Advisors, Inc. in its capacity as the Advisor or Administrator to certain Funds).

1.           Employees, brokers and various relationships that are allowed to buy at NAV.  Class A shares of certain Funds may be sold at (NAV) to the following individuals, whether currently employed or retired:  Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of
             Financial Service Firms (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

             NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts.  Family members include:  spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

             Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

             Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with
             BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

             Banks, trust companies and thrift institutions, acting as fiduciaries.

2.           Grandfathered investors.  Any shareholder who owned shares of any fund of Columbia Acorn
             Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

             Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

             Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) purchased
             Galaxy Fund Prime A shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

             (For Class T shares only)  Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the
             Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the
             Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3.           Reinstatement.  Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after Columbia Management Services, Inc. received a written reinstatement request and payment.

4.           Retirement Plans.  Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5.           Non-U.S. Investors.  Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6.           Reorganizations.  At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7.           Rights of Accumulation (ROA).  The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8.           Letters of Intent (LOI).  You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.





Waiver of Contingent Deferred Sales Charges (CDSCs) (in this section, the "Advisor" refers to Columbia Management Advisors,
Inc. in its capacity as the Advisor or Administrator to certain Funds) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1.             Death.  CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA),
               Uniform Transfers to Minors Act (UTMA) or other custodial account.  If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2.             Systematic Withdrawal Plan (SWP).  CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established.  Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met.  For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption.  The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.  See below under "How to Sell Shares - Systematic Withdrawal Plan."

3.             Disability.  CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code).  To be eligible for such waiver,
               (i) the disability must arise after the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and
               (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability.  If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4.             Death of a trustee.  CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death.  If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.


5.             Returns of excess contributions.  CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6.             Qualified Retirement Plans.  CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code.  To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with
               Columbia Funds or CMD.

7.             Trust Share Taxes.  CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8.             Return of Commission.  CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9.             Non-U.S. Investors.  CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10.            IRS Section 401 and 457.  CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the tax code.

11.            Medical Payments.   CDSCs may be waived on shares redeemed for medical payments that exceed
               7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12.            Plans of Reorganization.  At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13.            Charitable Giving Program.  CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

14.            The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.




COLUMBIA FUNDS TRUST I                                           COLUMBIA FUNDS TRUST VI
Columbia High Yield Opportunity Fund                             Columbia Growth & Income Fund
Columbia Strategic Income Fund                                   Columbia Small Cap Value Fund
Columbia Tax-Managed Growth Fund
Columbia Tax-Managed Growth Fund II                               COLUMBIA FUNDS TRUST VII
Columbia Tax-Managed Value Fund                                   Columbia Newport Tiger Fund

COLUMBIA FUNDS TRUST II                                           COLUMBIA FUNDS TRUST VIII
Columbia Newport Greater China Fund                               Columbia Income Fund
Columbia Money Market Fund                                        Columbia Intermediate Bond Fund

COLUMBIA FUNDS TRUST III                                          COLUMBIA FUNDS TRUST IX
Columbia Mid Cap Value Fund                                       Columbia High Yield Municipal Fund
Columbia Liberty Fund                                             Columbia Managed Municipals Fund
Columbia Global Equity Fund
Columbia Federal Securities Fund                                  COLUMBIA FUNDS TRUST XI
Columbia Quality Plus Bond Fund                                   Columbia Young Investor Fund
Columbia Intermediate Government Income Fund                      Columbia Growth Stock Fund
                                                                  Columbia Asset Allocation Fund
COLUMBIA FUNDS TRUST IV                                           Columbia Dividend Income Fund
Columbia Tax-Exempt Fund                                          Columbia Large Cap Core Fund
Columbia Tax-Exempt Insured Fund                                  Columbia Large Cap Growth Fund
Columbia Utilities Fund                                           Columbia Disciplined Value Fund
Columbia Municipal Money Market Fund                              Columbia Small Cap Fund
                                                                  Columbia Small Company Equity Fund
COLUMBIA FUNDS TRUST V
Columbia California Tax-Exempt Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia New York Tax-Exempt Fund
Columbia Large Company Index Fund
Columbia U.S. Treasury Index Fund
Columbia Small Company Index Fund
Columbia Intermediate Tax-Exempt Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Florida Intermediate Municipal Bond Fund
Columbia Pennsylvania Intermediate Municipal Bond Fund

Columbia Balanced Fund, Inc.
Columbia Daily Income Company
Columbia Fixed Income Securities Fund, Inc.
Columbia High Yield Fund, Inc.
Columbia International Stock Fund, Inc.
Columbia Oregon Municipal Bond Fund, Inc.
Columbia Real Estate Equity Fund, Inc.
Columbia Short Term Bond Fund, Inc.
Columbia Small Cap Growth Fund, Inc.
Columbia Mid Cap Growth Fund, Inc.
Columbia Strategic Investor Fund, Inc.
Columbia Technology Fund, Inc.

                         COLUMBIA STRATEGIC INCOME FUND
                                  (the "Fund")
                 Supplement to Prospectus dated October 1, 2004
                                 Class J Shares

     This supplement is effective on the date of the name changes referenced below, currently expected to be August 22, 2005.

     Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.
















                                                                August 19, 2005

                        COLUMBIA TAX-MANAGED GROWTH FUND
                                  (the "Fund")
                  Supplement to Prospectus dated March 1, 2005
                          Class A, B, C, E and F Shares

     This supplement is effective on the date of the name changes referenced below, currently expected to be August 22, 2005.

     Columbia Funds Distributor, Inc. (the Funds' distributor) and Columbia Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Management Distributors, Inc. and Columbia Management Services, Inc., respectively.
















                                                                 August 19, 2005






















SUP-47/90028-0805